SEGMENT REPORTING (Details) $ in Thousands	2 Months Ended	3 Months Ended								5 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Jul. 17, 2012 USD ($)	Nov. 06, 2014 USD ($)	Dec. 31, 2014 USD ($) Segment	Dec. 31, 2013 USD ($)
SEGMENT REPORTING [Abstract]
Number of reportable business segments | Segment													2
Revenues [Abstract]
Resident fees and services													$ 156,993	$ 83,218
Rental revenue													97,992	1,918
Less: Property operating expense													112,242	59,726
Segment NOI		$ 38,671	$ 38,369	$ 33,427	$ 32,276	$ 10,774	$ 6,605	$ 4,254	$ 3,777				142,743	25,410
Income tax expense		(1,177)	350	627	360	(58)	67	436	211				160	656
Net loss		(13,284)	$ (11,151)	$ (11,030)	$ (10,938)	(15,124)	$ (8,679)	$ (4,076)	$ (2,167)				(46,403)	(30,046)
Assets	$ 1,966,159	$ 1,966,159				$ 1,507,616							$ 1,966,159	$ 1,507,616
Percentage of assets (in hundredths)	100.00%	100.00%				100.00%							100.00%	100.00%
Capital expenditures													$ 8,538	$ 3,502
Percentage of capital expenditures (in hundredths)													100.00%	100.00%
Successor [Member]
Revenues [Abstract]
Resident fees and services										$ 18,000			$ 156,993	$ 83,218
Rental revenue										0			97,992	1,918
Less: Property operating expense										13,011			112,242	59,726
Depreciation and amortization										5,784			103,279	26,933
Interest expense										1,767			57,026	10,589
Acquisition, transaction and integration expense										6,037			14,295	13,294
Management fee to affiliate										464			8,470	1,796
General and administrative expense										274			7,416	2,188
Income tax expense										150			160	656
Net loss	$ (9,439)									(9,487)		$ (36,964)	(46,403)	(30,046)
Predecessor [Member]
Revenues [Abstract]
Resident fees and services											$ 19,680
Rental revenue											0
Less: Property operating expense											13,778
Depreciation and amortization											1,203
Interest expense											2,534
Acquisition, transaction and integration expense											0
Management fee to affiliate											0
General and administrative expense											20
Income tax expense											0
Net loss											2,145
Managed Properties [Member] | Successor [Member]
Revenues [Abstract]
Net loss										(9,487)
Managed Properties [Member] | Predecessor [Member]
Revenues [Abstract]
Net loss											2,145
Reportable Business Segment [Member] | Triple Net Lease Properties [Member]
Revenues [Abstract]
Resident fees and services													0	0
Rental revenue													97,992	1,918
Less: Property operating expense													0	0
Segment NOI													97,992	1,918
Assets	$ 1,175,690	$ 1,175,690				$ 1,001,590							$ 1,175,690	$ 1,001,590
Percentage of assets (in hundredths)	59.80%	59.80%				66.40%							59.80%	66.40%
Capital expenditures													$ 0	$ 0
Percentage of capital expenditures (in hundredths)													0.00%	0.00%
Reportable Business Segment [Member] | Managed Properties [Member]
Revenues [Abstract]
Resident fees and services													$ 156,993	$ 83,218
Rental revenue													0	0
Less: Property operating expense													112,242	59,726
Segment NOI													44,751	23,492
Assets	$ 790,469	$ 790,469				$ 506,026							$ 790,469	$ 506,026
Percentage of assets (in hundredths)	40.20%	40.20%				33.60%							40.20%	33.60%
Capital expenditures													$ 8,538	$ 3,502
Percentage of capital expenditures (in hundredths)													100.00%	100.00%
Reportable Business Segment [Member] | Managed Properties [Member] | Successor [Member]
Revenues [Abstract]
Resident fees and services										18,000
Less: Property operating expense										13,011
Segment NOI										4,989
Reportable Business Segment [Member] | Managed Properties [Member] | Predecessor [Member]
Revenues [Abstract]
Resident fees and services											19,680
Less: Property operating expense											13,778
Segment NOI											5,902
Reconciling Items [Member]
Revenues [Abstract]
Depreciation and amortization													$ 103,279	$ 26,933
Interest expense													57,026	10,589
Acquisition, transaction and integration expense													14,295	13,294
Management fee to affiliate													8,470	1,796
General and administrative expense													7,416	2,188
Other (income) and expense													(1,500)
Income tax expense													$ 160	$ 656
Reconciling Items [Member] | Managed Properties [Member] | Successor [Member]
Revenues [Abstract]
Depreciation and amortization										5,784
Interest expense										1,767
Acquisition, transaction and integration expense										6,037
Management fee to affiliate										464
General and administrative expense										274
Income tax expense										$ 150
Reconciling Items [Member] | Managed Properties [Member] | Predecessor [Member]
Revenues [Abstract]
Depreciation and amortization											1,203
Interest expense											2,534
Acquisition, transaction and integration expense											0
Management fee to affiliate											0
General and administrative expense											20
Income tax expense											$ 0
Revenues [Member] | Managed Properties [Member] | Florida [Member]
Major Customers [Abstract]
Percentage of total revenues (in hundredths)													25.20%
Revenues [Member] | Managed Properties [Member] | Texas [Member]
Major Customers [Abstract]
Percentage of total revenues (in hundredths)													12.90%
Revenues [Member] | Tenant for Holiday Portfolios [Member]
Major Customers [Abstract]
Percentage of total revenues (in hundredths)													35.00%